Finance and operating leases - Minimum lease payments and receipts (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payments Finance Leases
2025	$ 19,946
2026	15,414
2027	11,646
2028	7,048
2029 and thereafter	6,885
Total minimum lease payments	60,939
Less: amount representing interest	(6,381)
Carrying amount of minimum lease payments	54,558
Less: current portion	(17,340)
Long term	37,218
Payments Operating Leases
2025	2,382
2026	2,020
2027	1,537
2028	1,318
2029 and thereafter	9,704
Total minimum lease payments	16,961
Less: amount representing interest	(3,749)
Carrying amount of minimum lease payments	13,212
Less: current portion	(1,771)	$ (1,742)
Long term	11,441	$ 11,307
Receipts Operating Leases
2025	1,262
2026	723
2027	723
2028	723
2029 and thereafter	5,271
Total minimum lease payments	$ 8,702